NET INCOME PER SHARE	9 Months Ended
Sep. 30, 2014
NET INCOME (LOSS) PER SHARE
NET INCOME PER SHARE

18.NET INCOME PER SHARE

The calculation of the net income per share is as follows:

	Nine months ended September 30
	2013	2014
Numerator used in basic and diluted net income per share:
Net income attributable to Bona Film Group Limited	5,238	7,985
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	29,791,387	30,334,730
Employee share options and restricted shares (treasury effect)	514,938	1,256,775

Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	30,306,325	31,591,505

Net income per ordinary share-basic	0.18	0.26
Net income per ordinary share-diluted	0.17	0.25

The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 3,095,889 and 4,447,565 share options and restricted shares outstanding as of September 30, 2013 and 2014, respectively.